Revenues and Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Abstract]
Deferred revenue	¥ 3,228,770	¥ 3,286,025	¥ 2,110,428